Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income	12 Months Ended
Dec. 28, 2013
Accumulated Other Comprehensive Income [Abstract]
Comprehensive Income (Loss) Note [Text Block]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The table below presents the changes in each component of accumulated other comprehensive income, including other comprehensive income and the reclassifications out of accumulated other comprehensive income into net earnings for fiscal years 2013, 2012 and 2011 (in millions):

	Unrealized	Unrealized	Foreign	Accumulated
	Gain (Loss) On	Gain (Loss) On	Currency	Other
	Available-for-sale	Derivative	Translation	Comprehensive
	Securities	Instruments	Adjustment	Income
Accumulated other comprehensive income (loss), net of tax, at January 1, 2011	$15	$—	$69	$84
Other comprehensive income (loss) before reclassifications	3	—	(71)	(68)
Amounts reclassified to net earnings from accumulated other comprehensive income	—	—	—	—
Other comprehensive income (loss)	3	—	(71)	(68)
Accumulated other comprehensive income (loss), net of tax, at December 31, 2011	18	—	(2)	16
Other comprehensive income (loss) before reclassifications	10	—	28	38
Amounts reclassified to net earnings from accumulated other comprehensive income	(8)	—	—	(8)
Other comprehensive income (loss)	2	—	28	30
Accumulated other comprehensive income (loss), net of tax, at December 29, 2012	20	—	26	46
Other comprehensive income (loss) before reclassifications	5	3	—	8
Amounts reclassified to net earnings from accumulated other comprehensive income	(8)	—	—	(8)
Other comprehensive income (loss)	(3)	3	—	—
Accumulated other comprehensive income (loss), net of tax, at December 28, 2013	$17	$3	$26	$46

The table below provides details about reclassifications out of accumulated other comprehensive income and the line items impacted in the Company's Consolidated Statements of Earnings for fiscal years 2013, 2012 and 2011 (in millions):

	Amounts reclassified from accumulated other comprehensive income
	2013	2012	2011	Statements of Earnings Classification
Unrealized gain on available-for-sale securities:
Gain on sale of available-for-sale securities	$13	$14	$—	Other expense, net
	(5)	(6)	—	Income tax expense
	8	8	—	Net earnings before noncontrolling interest
	$8	$8	$—	Net earnings attributable to St. Jude Medical, Inc.